Loans - Summary of Troubled Debt Restructurings (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Contract	Dec. 31, 2018 USD ($) Contract	Dec. 31, 2017 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Number Of Loans Restructured | Contract	1	3	8
Pre-Modification Recorded Investment	$ 17	$ 227	$ 490
Post-Modification Recorded Investment	$ 17	$ 227	$ 490
Consumer [Member]
Financing Receivable, Modifications [Line Items]
Number Of Loans Restructured | Contract	1
Pre-Modification Recorded Investment	$ 17
Post-Modification Recorded Investment	$ 17
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number Of Loans Restructured | Contract		1	2
Pre-Modification Recorded Investment		$ 200	$ 150
Post-Modification Recorded Investment		$ 200	$ 150
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number Of Loans Restructured | Contract		2	2
Pre-Modification Recorded Investment		$ 27	$ 52
Post-Modification Recorded Investment		$ 27	$ 52
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number Of Loans Restructured | Contract			4
Pre-Modification Recorded Investment			$ 288
Post-Modification Recorded Investment			$ 288